FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Change in Fair Value (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Change in fair value
Total Gain/(Loss)	$ (81,733)	$ 124,266	$ 6,184
Equity Swaps | General and Administrative
Change in fair value
Total Gain/(Loss)	(308)	210	(184)
Electricity Swaps | Operating Expense
Change in fair value
Total Gain/(Loss)			639
Commodity Derivative Instruments
Change in fair value
Unrealized Gain (Loss) on Commodity Contracts	(81,425)	124,056	5,729
Commodity Derivative Instruments | Crude oil | Commodity derivative instruments
Change in fair value
Unrealized Gain (Loss) on Commodity Contracts	(70,481)	114,822	(5,445)
Commodity Derivative Instruments | Gas | Commodity derivative instruments
Change in fair value
Unrealized Gain (Loss) on Commodity Contracts	$ (10,944)	$ 9,234	$ 11,174